SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income Per Share (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
Numerator:
Net loss	$ (2,286)	$ (24,805,124)
Common Class A [Member]
Numerator:
Net loss		$ (24,805,124)
Denominator:
Weighted average shares outstanding basic (in shares)		29,692,013
Weighted average shares outstanding diluted (in shares)		29,692,013
Net loss per share basic (in dollars per share)		$ (0.84)
Net loss per share diluted (in dollars per share)		$ (0.84)
Common Class B [Member]
Numerator:
Net loss	$ (2,286)
Denominator:
Weighted average shares outstanding basic (in shares)	6,875,000
Weighted average shares outstanding diluted (in shares)	6,875,000
Net loss per share basic (in dollars per share)	$ 0.00
Net loss per share diluted (in dollars per share)	$ 0.00